FINANCIAL OBLIGATIONS - Liabilities maturity date (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 27,760,797	$ 21,918,268
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 9,393,258	9,234,172
Colombia, Pesos | Parent Company
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 03/12/2009 and 14/11/2019
Bonds issued	$ 1,129,634	1,201,189
Maturity Date	Between 14/11/2024 and 28/06/2042
Interest Rate	6.42%
Colombia, Pesos | Parent Company | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.69%
Colombia, Pesos | Parent Company | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.20%
Colombia, Pesos | Banco de Bogota S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	24/09/2020
Bonds issued	$ 300,011	137,598
Maturity Date	Between 24/09/2023 and 24/09/2025
Borrowing rate interest rate basis	4.75%
Colombia, Pesos | Banco de Bogota S.A. | IBR
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.89%
Colombia, Pesos | Banco de Occidente S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 22/09/2011 and 20/08/2020
Bonds issued	$ 3,023,809	3,246,333
Maturity Date	Between 08/05/2021 and 14/12/2032
Colombia, Pesos | Banco de Occidente S.A. | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.71%
Colombia, Pesos | Banco de Occidente S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.55%
Colombia, Pesos | Banco de Occidente S.A. | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.75%
Colombia, Pesos | Banco de Occidente S.A. | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	6.49%
Colombia, Pesos | Banco de Occidente S.A. | IBR
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.37%
Colombia, Pesos | Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 27/08/2009 and 19/11/2020
Bonds issued	$ 3,287,717	2,895,156
Maturity Date	Between 11/03/2022 and 19/11/2045
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	1.75%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.10%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.16%
Colombia, Pesos | Corporacion Financiera Colombiana S.A. | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	5.99%
Colombia, Pesos | Banco Popular S.A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 12/10/2016 and 04/02/2020
Bonds issued	$ 1,652,087	1,753,896
Maturity Date	Between 08/05/2021 and 04/02/2027
Colombia, Pesos | Banco Popular S.A. | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.88%
Colombia, Pesos | Banco Popular S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	8.10%
Colombia, Pesos | Banco Popular S.A. | CPI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	3.08%
Colombia, Pesos | Banco Popular S.A. | CPI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.13%
Foreign currency
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 18,367,539	12,684,096
Foreign currency | Banco De Bogota Sa Under Rule 144a
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 19/02/2013 and 03/08/2017
Bonds issued	$ 7,327,946	7,109,822
Maturity Date	Between 19/02/2023 and 03/08/2027
Foreign currency | Banco De Bogota Sa Under Rule 144a | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency | Banco De Bogota Sa Under Rule 144a | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%
Foreign currency | BAC Credomatic Inc.
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 2,486,566	1,046,769
Foreign currency | BAC Credomatic Inc. | El Salvador
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 28/10/2016 and 19/08/2019
Bonds issued	$ 467,262	726,607
Maturity Date	Between 28/10/2021 and 19/08/2024
Foreign currency | BAC Credomatic Inc. | El Salvador | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.80%
Foreign currency | BAC Credomatic Inc. | El Salvador | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.85%
Foreign currency | BAC Credomatic Inc. | Honduras
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 16/03/2018 and 29/12/2020
Bonds issued	$ 306,129	320,162
Maturity Date	Between 16/03/2021 and 29/12/2025
Foreign currency | BAC Credomatic Inc. | Honduras | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.20%
Foreign currency | BAC Credomatic Inc. | Honduras | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	9.50%
Foreign currency | BAC Credomatic Inc. | Honduras | Banker rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.50%
Foreign currency | BAC Credomatic Inc. | Honduras | Banker rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.50%
Foreign currency | BAC Credomatic Inc. | Panama
Disclosure of detailed information about borrowings [line items]
Issue Date	Between el 11/07/2017 and 15/12/2020
Bonds issued	$ 1,713,174
Maturity Date	Between el 11/01/2021 and 04/02/2025
Foreign currency | BAC Credomatic Inc. | Panama | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	2.00%
Foreign currency | BAC Credomatic Inc. | Panama | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	5.00%
Foreign currency | Banco de Bogota SA and BAC Credomatic
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 9,814,512	8,156,591
Foreign currency | Grupo Aval Limited
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 19/09/2012 and 04/02/2020
Bonds issued	$ 6,845,536	3,268,629
Maturity Date	Between 26/09/2022 and 04/02/2030
Foreign currency | Grupo Aval Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.38%
Foreign currency | Grupo Aval Limited | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.75%
Foreign currency | Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A.
Disclosure of detailed information about borrowings [line items]
Issue Date	Between 16/10/2019 and 22/10/2020
Bonds issued	$ 1,707,490	$ 1,258,876
Maturity Date	Between 16/10/2029 and 22/10/2029
Foreign currency | Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A. | Minimum
Disclosure of detailed information about borrowings [line items]
Interest Rate	3.75%
Foreign currency | Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A. | Maximum
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.25%